(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Numerator (in 000’$)
Net loss attributable to owners of the Company	$ (949)	$ (2,975)	$ (2,678)	$ (6,041)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	16,742	13,332	15,056	12,776
Basic and diluted (loss) per share (Actual)	$ (0.06)	$ (0.22)	$ (0.18)	$ (0.47)